Advisors Asset Management, Inc.
18925 Base Camp Road
Monument, Colorado 80132

October 23, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 1967 (the “Fund”)

(File No. 333-232651) (CIK# 1771682)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 22, 2019.

                Very truly yours,

                Advisors Disciplined Trust 1967

                By: Advisors Asset Management, Inc.

                 By             /s/ ALEX R. MEITZNER

              Alex R. Meitzner

             Senior Vice President